Merrill Lynch Investment Managers
	Princeton Services, Inc.
	General Partner

	Administrative Offices
	800 Scudders Mill Road
	Plainsboro, New Jersey 08536
	609 282 2000

	Mailing address:
	P.O. Box 9011
Princeton, New Jersey 08543-9011
April 27, 2004


VIA ELECTRONIC FILING

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, DC  20549

Attention: Division of Investment Management

RE: Merrill Lynch World Income Fund, Inc.
Post-Effective Amendment No. 15 to the Registration Statement on Form N-1A (Securities Act File No. 33-42681, Investment Company Act File No. 811-5603)

Ladies and Gentlemen:

	Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), Merrill Lynch World Income Fund, Inc.
(the "Fund") hereby certifies that:

(1) the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 15 to the Fund's Registration Statement on Form N-1A; and

(2) the text of Post-Effective Amendment No. 15 to the Fund's
Registration Statement on Form N-1A was filed electronically with the Securities and Exchange Commission on April 23, 2004.

Very truly yours,

Merrill Lynch World Income Fund, Inc.

/s/ Phillip S. Gillespie


Phillip S. Gillespie
Secretary of Fund